UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West SecureFoundation® Lifetime Funds

(Classes G, G1 and L)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West SecureFoundation® Lifetime 2015 Fund

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

For the annual period ended December 31, 2013, the Great-West SecureFoundation® Lifetime 2015 Fund (Class G shares) returned 14.50%, relative to 33.06% for the Wilshire 5000 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.80% (composite benchmark return was 15.30%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund (Class G)	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,083.00	10,158.97	10,341.00	9,953.00
2010	11,094.67	11,344.57	12,115.52	10,603.93
2011	11,161.23	11,504.87	12,234.25	11,435.27
2012	12,410.18	12,849.17	14,199.07	11,916.70
2013	14,209.11	14,815.06	18,893.45	11,675.54

*For the period November 13, 2009 through December 31, 2009.

** The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception
Class G	14.50%	8.80%*
Class G1	14.37%	8.69%*
Class L	14.21%	8.10%**

*Since inception on November 13, 2009.

**Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	38.56%
International Equity	15.85
Large Cap Equity	24.04
Mid Cap Equity	10.31
Small Cap Equity	6.14
Fixed Interest Contract	5.10
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/29/2013)	Ending Account Value (12/31/13)	Expenses Paid During Period* (6/29/13-12/31/13)
Class G
Actual	$1,000.00	$1,091.80	$3.56

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.08	$3.44

Class G1
Actual	$1,000.00	$1,090.70	$4.08

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.58	$3.94

Class L
Actual	$1,000.00	$1,090.10	$4.81

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.88	$4.65

*Expenses are equal to the Fund’s annualized expense ratio of 0.66% for the Class G shares, 0.76% for the Class G1 shares and 0.91% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.54%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2020 Fund

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

For the annual period ended December 31, 2013, the Great-West SecureFoundation® Lifetime 2020 Fund (Class G shares) returned 14.42%, relative to 33.06% for the Wilshire 5000 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.88% (composite benchmark return was 15.30%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund (Class G)	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,939.00	10,040.00	9,961.00	10,755.00
2012	11,066.08	11,213.14	11,560.74	11,207.79
2013	12,662.09	12,928.72	15,382.85	10,980.97

*For the period January 31, 2011 through December 31, 2011.

** The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception (01/31/11)
Class G	14.42%	8.43%
Class G1	14.33%	8.36%
Class L	14.16%	8.24%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	38.55%
International Equity	15.89%
Large Cap Equity	23.97%
Mid Cap Equity	10.31%
Small Cap Equity	6.18%
Fixed Interest Contract	5.10%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/29/2013)	Ending Account Value (12/31/13)	Expenses Paid During Period* (6/29/13-12/31/13)
Class G
Actual	$1,000.00	$1,092.00	$3.45

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.18	$3.34

Class G1
Actual	$1,000.00	$1,091.50	$3.97

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.68	$3.84

Class L
Actual	$1,000.00	$1,090.00	$4.81

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.88	$4.65

*Expenses are equal to the Fund’s annualized expense ratio of 0.65% for the Class G shares, 0.75% for the Class G1 shares and 0.90% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.53%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2025 Fund

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

For the annual period ended December 31, 2013, the Great-West SecureFoundation® Lifetime 2025 Fund (Class G shares) returned 16.28%, relative to 33.06% for the Wilshire 5000 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.80% (composite benchmark return was 17.08%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund (Class G)	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,115.00	10,199.45	10,341.00	9,953.00
2010	11,157.70	11,451.89	12,115.52	10,603.93
2011	11,050.58	11,433.90	12,234.25	11,435.27
2012	12,388.81	12,865.11	14,199.07	11,916.70
2013	14,405.60	15,062.99	18,893.45	11,675.54

*For the period November 13, 2009 through December 31, 2009.

** The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception
Class G	16.28%	9.16%*
Class G1	16.09%	9.07%*
Class L	15.97%	8.31%**

*Since inception on November 13, 2009.

**Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	35.46%
International Equity	17.30%
Large Cap Equity	25.45%
Mid Cap Equity	10.89%
Small Cap Equity	6.72%
Fixed Interest Contract	4.18%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/29/2013)	Ending Account Value (12/31/13)	Expenses Paid During Period* (6/29/13-12/31/13)
Class G
Actual	$1,000.00	$1,101.30	$3.57

Hypothetical
(5% return before expenses)	$1,000.00	$1,022.08	$3.44

Class G1
Actual	$1,000.00	$1,100.50	$4.10

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.58	$3.94

Class L
Actual	$1,000.00	$1,099.80	$4.93

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.78	$4.75

*Expenses are equal to the Fund’s annualized expense ratio of 0.67% for the Class G shares, 0.77% for the Class G1 shares and 0.92% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.55%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2030 Fund

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

For the annual period ended December 31, 2013, the Great-West SecureFoundation® Lifetime 2030 Fund (Class G shares) returned 19.61%, relative to 33.06% for the Wilshire 5000 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.96% (composite benchmark return was 20.57%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund (Class G)	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,624.00	9,731.30	9,961.00	10,755.00
2012	10,923.24	11,087.28	11,560.74	11,207.79
2013	13,065.48	13,367.60	15,382.85	10,980.97

*For the period January 31, 2011 through December 31, 2011.

** The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception (01/31/11)
Class G	19.61%	9.60%
Class G1	19.48%	9.52%
Class L	19.39%	9.53%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	25.45%
International Equity	22.06%
Large Cap Equity	29.34%
Mid Cap Equity	12.58%
Small Cap Equity	8.42%
Fixed Interest Contract	2.15%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/29/2013)	Ending Account Value (12/31/13)	Expenses Paid During Period* (6/29/13-12/31/13)
Class G
Actual	$1,000.00	$1,120.90	$3.71

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.98	$3.54

Class G1
Actual	$1,000.00	$1,120.20	$4.24

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.48	$4.04

Class L
Actual	$1,000.00	$1,120.30	$5.09

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.68	$4.85

*Expenses are equal to the Fund’s annualized expense ratio of 0.69% for the Class G shares, 0.79% for the Class G1 shares and 0.94% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.57%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2035 Fund

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

For the annual period ended December 31, 2013, the Great-West SecureFoundation® Lifetime 2035 Fund (Class G shares) returned 22.30%, relative to 33.06% for the Wilshire 5000 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 1.04% (composite benchmark return was 23.34%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund (Class G)	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,115.00	10,250.66	10,341.00	9,953.00
2010	11,264.06	11,635.07	12,115.52	10,603.93
2011	10,914.88	11,352.64	12,234.25	11,435.27
2012	12,509.54	13,060.37	14,199.07	11,916.70
2013	15,299.52	16,109.27	18,893.45	11,675.54

*For the period November 13, 2009 through December 31, 2009.

** The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception
Class G	22.30%	10.84%*
Class G1	22.21%	10.78%*
Class L	21.87%	10.19%**

*Since inception on November 13, 2009.

**Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	16.26%
International Equity	26.56%
Large Cap Equity	32.41%
Mid Cap Equity	13.89%
Small Cap Equity	10.02%
Fixed Interest Contract	0.86%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/29/2013)	Ending Account Value (12/31/13)	Expenses Paid During Period* (6/29/13-12/31/13)
Class G
Actual	$1,000.00	$1,136.80	$3.85

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.88	$3.64

Class G1
Actual	$1,000.00	$1,136.00	$4.38

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.38	$4.14

Class L
Actual	$1,000.00	$1,133.60	$5.12

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.68	$4.85

*Expenses are equal to the Fund’s annualized expense ratio of 0.70% for the Class G shares, 0.80% for the Class G1 shares and 0.95% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.58%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2040 Fund

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

For the annual period ended December 31, 2013, the Great-West SecureFoundation® Lifetime 2040 Fund (Class G shares) returned 23.58%, relative to 33.06% for the Wilshire 5000 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 1.14% (composite benchmark return was 24.72%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund (Class G)	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,460.00	9,568.07	9,961.00	10,755.00
2012	10,905.49	11,066.25	11,560.74	11,207.79
2013	13,477.34	13,802.25	15,382.85	10,980.97

*For the period January 31, 2011 through December 31, 2011.

** The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception (01/31/11)
Class G	23.58%	10.77%
Class G1	23.49%	10.68%
Class L	23.55%	10.77%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	10.76%
International Equity	30.11%
Large Cap Equity	33.37%
Mid Cap Equity	14.34%
Small Cap Equity	11.17%
Fixed Interest Contract	0.25%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/29/2013)	Ending Account Value (12/31/13)	Expenses Paid During Period* (6/29/13-12/31/13)
Class G
Actual	$1,000.00	$1,146.30	$3.86

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.88	$3.64

Class G1
Actual	$1,000.00	$1,145.70	$4.40

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.38	$4.14

Class L
Actual	$1,000.00	$1,145.50	$5.26

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.58	$4.95

*Expenses are equal to the Fund’s annualized expense ratio of 0.71% for the Class G shares, 0.81% for the Class G1 shares and 0.96% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2045 Fund

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

For the annual period ended December 31, 2013, the Great-West SecureFoundation® Lifetime 2045 Fund (Class G shares) returned 23.82%, relative to 33.06% for the Wilshire 5000 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 1.06% (composite benchmark return was 24.88%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Portfolio returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund (Class G)	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,160.00	10,258.75	10,341.00	9,953.00
2010	11,319.26	11,671.13	12,115.52	10,603.93
2011	10,871.01	11,280.55	12,234.25	11,435.27
2012	12,565.80	13,073.72	14,199.07	11,916.70
2013	15,558.44	16,326.54	18,893.45	11,675.54

*For the period November 13, 2009 through December 31, 2009.

** The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception
Class G	23.82%	11.19%*
Class G1	23.68%	11.10%*
Class L	23.81%	10.78%**

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	8.97%
International Equity	32.17
Large Cap Equity	32.98
Mid Cap Equity	14.13
Small Cap Equity	11.75
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/29/2013)	Ending Account Value (12/31/13)	Expenses Paid During Period* (6/29/13-12/31/13)
Class G
Actual	$1,000.00	$1,149.80	$3.87

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.88	$3.64

Class G1
Actual	$1,000.00	$1,148.20	$4.40

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.38	$4.14

Class L
Actual	$1,000.00	$1,148.90	$5.26

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.58	$4.95

*Expenses are equal to the Fund’s annualized expense ratio of 0.71% for the Class G shares, 0.81% for the Class G1 shares and 0.96% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2050 Fund

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

For the annual period ended December 31, 2013, the Great-West SecureFoundation® Lifetime 2050 Fund (Class G shares) returned 23.49%, relative to 33.06% for the Wilshire 5000 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 1.15% (composite benchmark return was 24.64%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund (Class G)	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,393.00	9,500.71	9,961.00	10,755.00
2012	10,864.88	11,020.77	11,560.74	11,207.79
2013	13,417.09	13,736.81	15,382.85	10,980.97

*For the period January 31, 2011 through December 31, 2011.

** The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the

S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception (01/31/11)
Class G	23.49%	10.60%
Class G1	23.46%	10.53%
Class L	23.59%	10.61%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	8.28%
International Equity	33.93%
Large Cap Equity	31.91%
Mid Cap Equity	13.68%
Small Cap Equity	12.20%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/29/2013)	Ending Account Value (12/31/13)	Expenses Paid During Period* (6/29/13-12/31/13)
Class G
Actual	$1,000.00	$1,149.30	$3.87

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.88	$3.64

Class G1
Actual	$1,000.00	$1,149.00	$4.41

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.38	$4.14

Class L
Actual	$1,000.00	$1,149.50	$5.27

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.58	$4.95

*Expenses are equal to the Fund’s annualized expense ratio of 0.71% for the Class G shares, 0.81% for the Class G1 shares and 0.96% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2055 Fund

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

For the annual period ended December 31, 2013, the Great-West SecureFoundation® Lifetime 2055 Fund (Class G shares) returned 23.17%, relative to 33.06% for the Wilshire 5000 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 1.08% (composite benchmark return was 24.25%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite benchmark does not have expenses) in addition to fair value adjustments.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Year	Fund (Class G)	Composite Index**	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,148.00	10,256.94	10,341.00	9,953.00
2010	11,286.61	11,660.92	12,115.52	10,603.93
2011	10,787.74	11,205.81	12,234.25	11,435.27
2012	12,484.65	13,004.74	14,199.07	11,916.70
2013	15,377.02	16,158.58	18,893.45	11,675.54

*For the period November 13, 2009 through December 31, 2009.

** The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500 Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400 Index; for small capitalization U.S. stocks, the S&P Small Cap 600 Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index.

The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Class G1 and Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Since Inception
Class G	23.17%	10.88%*
Class G1	23.02%	10.78%*
Class L	23.21%	10.45%**

*Since inception on November 13, 2009.

**Since inception on January 31, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs or qualified retirement plans. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	7.90%
International Equity	35.67%
Large Cap Equity	30.74%
Mid Cap Equity	13.19%
Small Cap Equity	12.50%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (6/29/2013)	Ending Account Value (12/31/13)	Expenses Paid During Period* (6/29/13-12/31/13)
Class G
Actual	$1,000.00	$1,148.90	$3.87

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.88	$3.64

Class G1
Actual	$1,000.00	$1,149.00	$4.41

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.38	$4.14

Class L
Actual	$1,000.00	$1,149.40	$5.16

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.68	$4.85

*Expenses are equal to the Fund’s annualized expense ratio of 0.70% for the Class G shares, 0.80% for the Class G1 shares and 0.95% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Funds annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.58%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

BOND MUTUAL FUNDS
1,767,008	Great-West Bond Index Fund Initial Class(a)	$	23,412,856

TOTAL BOND MUTUAL FUNDS — 38.56% (Cost $24,372,641)		$	23,412,856

EQUITY MUTUAL FUNDS
729,995	Great-West International Index Fund Initial Class(a)		8,307,338
891,134	Great-West S&P 500® Index Fund Initial Class(a)		14,596,780
444,115	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		6,262,026
288,524	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		3,730,614

Shares				Fair Value

Equity Mutual Funds — (continued)
116,511		Northern Emerging Markets Equity Index Fund	$	1,314,239

TOTAL EQUITY MUTUAL FUNDS — 56.35% (Cost $26,645,210)			$	34,210,997

Account Balance

FIXED INTEREST CONTRACT
3,099,376	(b)	Great-West Life & Annuity Contract(a) 1.55% (c)		3,099,376

TOTAL FIXED INTEREST CONTRACT — 5.11% (Cost $3,099,376)			$	3,099,376

TOTAL INVESTMENTS — 100.02% (Cost $54,117,227)			$	60,723,229

OTHER ASSETS & LIABILITIES — (0.02)%			$	(11,261)

TOTAL NET ASSETS — 100.00%			$	60,711,968

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

BOND MUTUAL FUNDS
399,357	Great-West Bond Index Fund Initial Class(a)	$	5,291,482

TOTAL BOND MUTUAL FUNDS — 38.56% (Cost $5,474,015)		$	5,291,482

EQUITY MUTUAL FUNDS
165,420	Great-West International Index Fund Initial Class(a)		1,882,480
200,853	Great-West S&P 500® Index Fund Initial Class(a)		3,289,965
100,333	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		1,414,694
65,590	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		848,083

Shares				Fair Value

Equity Mutual Funds — (continued)
26,421		Northern Emerging Markets Equity Index Fund	$	298,028

TOTAL EQUITY MUTUAL FUNDS — 56.36% (Cost $6,750,154)			$	7,733,250

Account Balance

FIXED INTEREST CONTRACT
700,248	(b)	Great-West Life & Annuity Contract(a) 1.55% (c)		700,248

TOTAL FIXED INTEREST CONTRACT — 5.10% (Cost $700,248)			$	700,248

TOTAL INVESTMENTS — 100.02% (Cost $12,924,417)			$	13,724,980

OTHER ASSETS & LIABILITIES — (0.02)%			$	(2,126)

TOTAL NET ASSETS — 100.00%			$	13,722,854

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

BOND MUTUAL FUNDS
1,305,091	Great-West Bond Index Fund Initial Class(a)	$	17,292,454

TOTAL BOND MUTUAL FUNDS — 35.46% (Cost $17,959,694)		$	17,292,454

EQUITY MUTUAL FUNDS
632,176	Great-West International Index Fund Initial Class(a)		7,194,168
757,745	Great-West S&P 500® Index Fund Initial Class(a)		12,411,860
376,690	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		5,311,332
253,419	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		3,276,709

Shares			Fair Value

Equity Mutual Funds — (continued)
110,003		Northern Emerging Markets Equity Index Fund	$1,240,830

TOTAL EQUITY MUTUAL FUNDS — 60.37% (Cost $23,033,010)			$29,434,899

Account Balance

FIXED INTEREST CONTRACT
2,041,237	(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	2,041,237

TOTAL FIXED INTEREST CONTRACT — 4.19% (Cost $2,041,237)			$2,041,237

TOTAL INVESTMENTS — 100.02% (Cost $43,033,941)			$48,768,590

OTHER ASSETS & LIABILITIES — (0.02)%			$(9,063)

TOTAL NET ASSETS — 100.00%			$48,759,527

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

BOND MUTUAL FUNDS
156,967	Great-West Bond Index Fund Initial Class(a)	$	2,079,810

TOTAL BOND MUTUAL FUNDS — 25.46% (Cost $2,153,169)		$	2,079,810

EQUITY MUTUAL FUNDS
131,598	Great-West International Index Fund Initial Class(a)		1,497,580
146,382	Great-West S&P 500® Index Fund Initial Class(a)		2,397,743
72,913	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		1,028,078
53,188	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		687,723

Shares			Fair Value

Equity Mutual Funds — (continued)
27,071	Northern Emerging Markets Equity Index Fund	$	305,361

TOTAL EQUITY MUTUAL FUNDS — 72.41% (Cost $4,968,329)		$	5,916,485

Account Balance

FIXED INTEREST CONTRACT
175,828(b)	Great-West Life & Annuity Contract(a) 1.55% (c)		175,828

TOTAL FIXED INTEREST CONTRACT — 2.15% (Cost $175,828)		$	175,828

TOTAL INVESTMENTS — 100.02% (Cost $7,297,326)		$	8,172,123

OTHER ASSETS & LIABILITIES — (0.02)%		$	(1,373)

TOTAL NET ASSETS — 100.00%		$	8,170,750

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

BOND MUTUAL FUNDS
373,307	Great-West Bond Index Fund Initial Class(a)	$	4,946,318

TOTAL BOND MUTUAL FUNDS — 16.27% (Cost $5,132,626)		$	4,946,318

EQUITY MUTUAL FUNDS
574,217	Great-West International Index Fund Initial Class(a)		6,534,590
601,882	Great-West S&P 500® Index Fund Initial Class(a)		9,858,828
299,663	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		4,225,254
235,683	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		3,047,375

Shares			Fair Value

Equity Mutual Funds — (continued)
136,820	Northern Emerging Markets Equity Index Fund	$	1,543,328

TOTAL EQUITY MUTUAL FUNDS — 82.89% (Cost $20,087,804)		$	25,209,375

Account Balance

FIXED INTEREST CONTRACT
261,275(b)	Great-West Life & Annuity Contract(a) 1.55% (c)		261,275

TOTAL FIXED INTEREST CONTRACT — 0.86% (Cost $261,275)		$	261,275

TOTAL INVESTMENTS — 100.02% (Cost $25,481,705)		$	30,416,968

OTHER ASSETS & LIABILITIES — (0.02)%		$	(5,479)

TOTAL NET ASSETS — 100.00%		$	30,411,489

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

BOND MUTUAL FUNDS
42,092	Great-West Bond Index Fund Initial Class(a)	$	557,721

TOTAL BOND MUTUAL FUNDS — 10.77% (Cost $578,778)		$	557,721

EQUITY MUTUAL FUNDS
107,982	Great-West International Index Fund Initial Class(a)		1,228,834
105,537	Great-West S&P 500® Index Fund Initial Class(a)		1,728,702
52,679	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		742,775
44,744	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		578,545

Shares				Fair Value

Equity Mutual Funds — (continued)
29,381		Northern Emerging Markets Equity Index Fund	$	331,416

TOTAL EQUITY MUTUAL FUNDS — 89.00% (Cost $3,933,819)			$	4,610,272

Account Balance

FIXED INTEREST CONTRACT
12,788	(b)	Great-West Life & Annuity Contract(a) 1.55% (c)		12,788

TOTAL FIXED INTEREST CONTRACT — 0.25% (Cost $12,788)			$	12,788

TOTAL INVESTMENTS — 100.02% (Cost $4,525,385)			$	5,180,781

OTHER ASSETS & LIABILITIES — (0.02)%			$	(943)

TOTAL NET ASSETS — 100.00%			$	5,179,838

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

BOND MUTUAL FUNDS
95,288	Great-West Bond Index Fund Initial Class(a)	$	1,262,566

TOTAL BOND MUTUAL FUNDS — 8.97% (Cost $1,311,697)		$	1,262,566

EQUITY MUTUAL FUNDS
303,836	Great-West International Index Fund Initial Class(a)		3,457,657
283,473	Great-West S&P 500® Index Fund Initial Class(a)		4,643,277
141,095	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		1,989,439

Shares			Fair Value

Equity Mutual Funds — (continued)
127,954	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	1,654,445
95,109	Northern Emerging Markets Equity Index Fund		1,072,830

TOTAL EQUITY MUTUAL FUNDS — 91.05% (Cost $10,239,945)		$	12,817,648

TOTAL INVESTMENTS — 100.02% (Cost $11,551,642)		$	14,080,214

OTHER ASSETS & LIABILITIES — (0.02)%		$	(2,579)

TOTAL NET ASSETS — 100.00%		$	14,077,635

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

BOND MUTUAL FUNDS
8,956	Great-West Bond Index Fund Initial Class(a)	$	118,664

TOTAL BOND MUTUAL FUNDS — 8.28% (Cost $122,793)		$	118,664

EQUITY MUTUAL FUNDS
31,651	Great-West International Index Fund Initial Class(a)		360,195
27,925	Great-West S&P 500® Index Fund Initial Class(a)		457,413
13,902	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		196,022

Shares			Fair Value

Equity Mutual Funds — (continued)
13,518	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	174,786
11,186	Northern Emerging Markets Equity Index Fund		126,174

TOTAL EQUITY MUTUAL FUNDS — 91.74% (Cost $1,152,073)		$	1,314,590

TOTAL INVESTMENTS — 100.02% (Cost $1,274,866)		$	1,433,254

OTHER ASSETS & LIABILITIES — (0.02)%		$	(246)

TOTAL NET ASSETS — 100.00%		$	1,433,008

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

BOND MUTUAL FUNDS
13,116	Great-West Bond Index Fund Initial Class(a)	$	173,789

TOTAL BOND MUTUAL FUNDS — 7.90% (Cost $180,586)		$	173,789

EQUITY MUTUAL FUNDS
49,601	Great-West International Index Fund Initial Class(a)		564,456
41,309	Great-West S&P 500® Index Fund Initial Class(a)		676,646
20,586	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		290,261

Shares			Fair Value

Equity Mutual Funds — (continued)
21,288	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	275,254
19,555	Northern Emerging Markets Equity Index Fund		220,583

TOTAL EQUITY MUTUAL FUNDS — 92.12% (Cost $1,666,643)		$	2,027,200

TOTAL INVESTMENTS — 100.02% (Cost $1,847,229)		$	2,200,989

OTHER ASSETS & LIABILITIES — (0.02)%		$	(360)

TOTAL NET ASSETS — 100.00%		$	2,200,629

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund

ASSETS:
Investments at fair value, affiliated(a)	$59,408,990	$13,426,952	$47,527,760
Investments at fair value, unaffiliated(b)	1,314,239	298,028	1,240,830
Subscriptions receivable	25,489	25,032	31,841
Receivable for investments sold	41,015	–	–

Total Assets	60,789,733	13,750,012	48,800,431

LIABILITIES:
Payable to investment adviser	6,327	1,398	5,151
Redemptions payable	59,716	–	3,003
Payable for investments purchased	6,788	25,032	28,838
Payable for distribution fees	4,934	728	3,912

Total Liabilities	77,765	27,158	40,904

NET ASSETS	$60,711,968	$13,722,854	$48,759,527

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$522,811	$117,090	$411,084
Paid-in capital in excess of par	53,679,305	12,712,311	42,398,941
Net unrealized appreciation on investments	6,606,002	800,563	5,734,649
Undistributed net investment income	1,882	–	–
Accumulated net realized gain (loss) on investments	(98,032)	92,890	214,853

NET ASSETS	$60,711,968	$13,722,854	$48,759,527

NET ASSETS BY CLASS
Class G	$7,399,084	$5,417,650	$4,216,209

Class G1	$49,845,640	$8,000,666	$44,001,420

Class L	$3,467,244	$304,538	$541,898

CAPITAL STOCK:
Authorized
Class G	75,000,000	33,000,000	75,000,000
Class G1	75,000,000	33,000,000	75,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	638,317	462,134	356,781
Class G1	4,262,758	682,881	3,703,595
Class L	327,023	25,891	50,459

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$11.59	$11.72	$11.82

Class G1	$11.69	$11.72	$11.88

Class L	$10.60	$11.76	$10.74

(a) Cost of investments, affiliated	$52,839,033	$12,623,083	$41,831,539
(b) Cost of investments, unaffiliated	$1,278,194	$301,334	$1,202,402

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund

ASSETS:
Investments at fair value, affiliated(a)	$7,866,762	$28,873,640	$4,849,365
Investments at fair value, unaffiliated(b)	305,361	1,543,328	331,416
Subscriptions receivable	11,189	19,449	5,980
Receivable for investments sold	–	19,620	–

Total Assets	8,183,312	30,456,037	5,186,761

LIABILITIES:
Payable to investment adviser	849	3,132	532
Redemptions payable	–	35,880	838
Payable for investments purchased	11,189	3,190	5,142
Payable for distribution fees	524	2,346	411

Total Liabilities	12,562	44,548	6,923

NET ASSETS	$8,170,750	$30,411,489	$5,179,838

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$67,349	$242,629	$42,058
Paid-in capital in excess of par	7,120,381	25,216,015	4,425,787
Net unrealized appreciation on investments	874,797	4,935,263	655,396
Undistributed net investment income	19	1,732	–
Accumulated net realized gain on investments	108,204	15,850	56,597

NET ASSETS	$8,170,750	$30,411,489	$5,179,838

NET ASSETS BY CLASS
Class G	$2,064,573	$2,332,894	$335,347

Class G1	$6,010,710	$28,062,006	$4,737,599

Class L	$95,467	$16,589	$106,892

CAPITAL STOCK:
Authorized
Class G	33,000,000	75,000,000	33,000,000
Class G1	33,000,000	75,000,000	33,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	170,258	186,971	27,179
Class G1	495,450	2,237,852	384,773
Class L	7,828	1,467	8,626

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$12.13	$12.48	$12.34

Class G1	$12.13	$12.54	$12.31

Class L	$12.20	$11.31	$12.39

(a) Cost of investments, affiliated	$6,992,824	$23,964,174	$4,193,824
(b) Cost of investments, unaffiliated	$304,502	$1,517,531	$331,561

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund

ASSETS:
Investments at fair value, affiliated(a)	$13,007,384	$1,307,080	$1,980,406
Investments at fair value, unaffiliated(b)	1,072,830	126,174	220,583
Subscriptions receivable	128,337	6,969	3,129
Receivable for investments sold	–	–	1,741

Total Assets	14,208,551	1,440,223	2,205,859

LIABILITIES:
Payable to investment adviser	1,458	145	227
Redemptions payable	5,565	–	4,530
Payable for investments purchased	122,772	6,969	340
Payable for distribution fees	1,121	101	133

Total Liabilities	130,916	7,215	5,230

NET ASSETS	$14,077,635	$1,433,008	$2,200,629

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$112,216	$11,545	$17,273
Paid-in capital in excess of par	11,354,415	1,250,325	1,812,124
Net unrealized appreciation on investments	2,528,572	158,388	353,760
Accumulated net realized gain on investments	82,432	12,750	17,472

NET ASSETS	$14,077,635	$1,433,008	$2,200,629

NET ASSETS BY CLASS
Class G	$671,719	$156,567	$564,363

Class G1	$13,389,072	$1,259,663	$1,619,569

Class L	$16,844	$16,778	$16,697

CAPITAL STOCK:
Authorized
Class G	75,000,000	33,000,000	75,000,000
Class G1	75,000,000	33,000,000	75,000,000
Class L	33,000,000	33,000,000	33,000,000
Issued and Outstanding
Class G	53,444	12,582	44,236
Class G1	1,067,184	101,522	127,051
Class L	1,515	1,344	1,464

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Class G	$12.57	$12.44	$12.76

Class G1	$12.55	$12.41	$12.75

Class L	$11.12	$12.48	$11.41

(a) Cost of investments, affiliated	$10,504,814	$1,148,612	$1,630,550
(b) Cost of investments, unaffiliated	$1,046,828	$126,254	$216,679

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund

INVESTMENT INCOME:
Interest, affiliated	$44,410	$6,818	$26,341
Dividends, affiliated	986,869	187,430	801,392
Dividends, unaffiliated	25,692	5,641	24,514

Total Income	1,056,971	199,889	852,247

EXPENSES:
Management fees	70,688	10,771	56,053
Distribution fees - Class G1	49,698	5,971	43,147
Distribution fees - Class L	7,142	735	867

Total Expenses	127,528	17,477	100,067

Less amount waived by distributor - Class L	–	37	37

Net Expenses	127,528	17,440	100,030

NET INVESTMENT INCOME	929,443	182,449	752,217

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,944,738	174,515	1,710,127
Net realized gain (loss) on investments, unaffiliated	(35,059)	1,582	(46,266)
Realized gain distributions received, affiliated	450,760	97,083	387,765

Net Realized Gain on Investments	2,360,439	273,180	2,051,626

Net change in unrealized appreciation on investments	4,522,462	733,664	4,178,576

Net Realized and Unrealized Gain on Investments	6,882,901	1,006,844	6,230,202

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,812,344	$1,189,293	$6,982,419

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund

INVESTMENT INCOME:
Interest, affiliated	$1,861	$3,135	$129
Dividends, affiliated	123,478	488,498	78,994
Dividends, unaffiliated	5,992	29,861	6,436

Total Income	131,331	521,494	85,559

EXPENSES:
Management fees	7,729	33,522	4,710
Distribution fees - Class G1	4,576	25,867	3,679
Distribution fees - Class L	255	223	93

Total Expenses	12,560	59,612	8,482

Less amount waived by distributor - Class G1	–	–	1
Less amount waived by distributor - Class L	35	38	38

Net Expenses	12,525	59,574	8,443

NET INVESTMENT INCOME	118,806	461,920	77,116

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	209,077	933,553	141,541
Net realized gain (loss) on investments, unaffiliated	659	(63,690)	2,850
Realized gain distributions received, affiliated	68,436	279,056	48,725

Net Realized Gain on Investments	278,172	1,148,919	193,116

Net change in unrealized appreciation on investments	750,068	3,933,526	545,719

Net Realized and Unrealized Gain on Investments	1,028,240	5,082,445	738,835

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,147,046	$5,544,365	$815,951

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund

INVESTMENT INCOME:
Dividends, affiliated	$230,910	$20,791	$33,289
Dividends, unaffiliated	20,713	2,417	4,271

Total Income	251,623	23,208	37,560

EXPENSES:
Management fees	16,984	1,134	2,200
Distribution fees - Class G1	12,021	827	1,381
Distribution fees - Class L	38	38	38

Total Expenses	29,043	1,999	3,619

Less amount waived by distributor - Class G1	–	15	17
Less amount waived by distributor - Class L	38	38	38

Net Expenses	29,005	1,946	3,564

NET INVESTMENT INCOME	222,618	21,262	33,996

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	635,460	18,887	48,611
Net realized gain (loss) on investments, unaffiliated	(56,165)	404	(738)
Realized gain distributions received, affiliated	137,054	13,443	20,886

Net Realized Gain on Investments	716,349	32,734	68,759

Net change in unrealized appreciation on investments	2,030,538	140,797	275,631

Net Realized and Unrealized Gain on Investments	2,746,887	173,531	344,390

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,969,505	$194,793	$378,386

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West SecureFoundation® Lifetime 2015 Fund

OPERATIONS:
Net investment income	$929,443	$925,417
Net realized gain on investments	2,360,439	441,238
Net change in unrealized appreciation on investments	4,522,462	3,745,389

Net Increase in Net Assets Resulting from Operations	7,812,344	5,112,044

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(121,634)	(90,279)
Class G1	(755,023)	(817,141)
Class L	(50,904)	(40,387)

From net investment income	(927,561)	(947,807)

From net realized gains
Class G	(248,978)	(52,957)
Class G1	(1,691,332)	(522,074)
Class L	(126,285)	(22,880)

From net realized gains	(2,066,595)	(597,911)

Total Distributions	(2,994,156)	(1,545,718)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	3,988,006	2,466,085
Class G1	13,411,758	12,849,689
Class L	1,314,608	2,019,513
Shares issued in reinvestment of distributions
Class G	370,612	143,236
Class G1	2,446,355	1,339,216
Class L	177,189	63,266
Shares redeemed
Class G	(2,410,326)	(692,019)
Class G1	(18,206,368)	(13,543,880)
Class L	(578,858)	(190,912)

Net Increase in Net Assets Resulting from Capital Share Transactions	512,976	4,454,194

Total Increase in Net Assets	5,331,164	8,020,520

NET ASSETS:
Beginning of year	55,380,804	47,360,284

End of year(a)	$60,711,968	$55,380,804

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	352,676	234,882
Class G1	1,174,454	1,207,587
Class L	125,293	207,338
Shares issued in reinvestment of distributions
Class G	32,280	13,621
Class G1	211,373	126,442
Class L	16,845	6,529
Shares redeemed
Class G	(211,879)	(66,637)
Class G1	(1,591,990)	(1,293,030)
Class L	(56,008)	(19,327)

Net Increase	53,044	417,405

(a) Including undistributed net investment income:	$1,882	$0

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West SecureFoundation® Lifetime 2020 Fund

OPERATIONS:
Net investment income	$182,449	$66,634
Net realized gain on investments	273,180	86,026
Net change in unrealized appreciation on investments	733,664	73,496

Net Increase in Net Assets Resulting from Operations	1,189,293	226,156

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(81,548)	(42,876)
Class G1	(125,819)	(81,304)
Class L	(4,534)	(6,415)

From net investment income	(211,901)	(130,595)

From net realized gains
Class G	(60,130)	(1,651)
Class G1	(100,079)	(4,126)
Class L	(3,957)	(448)

From net realized gains	(164,166)	(6,225)

Total Distributions	(376,067)	(136,820)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	3,760,562	1,820,638
Class G1	5,080,895	4,444,555
Class L	4	220,964
Shares issued in reinvestment of distributions
Class G	141,678	44,527
Class G1	225,898	85,430
Class L	8,491	6,863
Shares redeemed
Class G	(394,703)	(228,133)
Class G1	(1,123,057)	(1,889,401)
Class L	(17,112)	(236,995)

Net Increase in Net Assets Resulting from Capital Share Transactions	7,682,656	4,268,448

Total Increase in Net Assets	8,495,882	4,357,784

NET ASSETS:
Beginning of year	5,226,972	869,188

End of year	$13,722,854	$5,226,972

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	327,958	172,265
Class G1	453,248	425,315
Class L	1	20,806
Shares issued in reinvestment of distributions
Class G	12,206	4,256
Class G1	19,590	8,192
Class L	735	658
Shares redeemed
Class G	(35,559)	(22,050)
Class G1	(100,127)	(181,623)
Class L	(1,513)	(22,169)

Net Increase	676,539	405,650

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West SecureFoundation® Lifetime 2025 Fund

OPERATIONS:
Net investment income	$752,217	$745,812
Net realized gain on investments	2,051,626	446,579
Net change in unrealized appreciation on investments	4,178,576	3,331,696

Net Increase in Net Assets Resulting from Operations	6,982,419	4,524,087

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(68,241)	(48,972)
Class G1	(676,153)	(694,614)
Class L	(8,681)	(2,031)

From net investment income	(753,075)	(745,617)

From net realized gains
Class G	(138,965)	(28,052)
Class G1	(1,519,672)	(436,009)
Class L	(19,509)	(1,447)

From net realized gains	(1,678,146)	(465,508)

Total Distributions	(2,431,221)	(1,211,125)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	3,433,811	745,603
Class G1	9,678,445	9,420,934
Class L	535,883	77,375
Shares issued in reinvestment of distributions
Class G	207,206	77,024
Class G1	2,195,825	1,130,623
Class L	28,190	3,478
Shares redeemed
Class G	(2,435,866)	(520,980)
Class G1	(13,490,136)	(6,446,951)
Class L	(242,448)	(26,278)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(89,090)	4,460,828

Total Increase in Net Assets	4,462,108	7,773,790

NET ASSETS:
Beginning of year	44,297,419	36,523,629

End of year	$48,759,527	$44,297,419

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	295,748	71,180
Class G1	835,673	893,710
Class L	50,654	7,977
Shares issued in reinvestment of distributions
Class G	17,741	7,318
Class G1	186,931	106,878
Class L	2,650	361
Shares redeemed
Class G	(210,989)	(50,530)
Class G1	(1,164,830)	(612,685)
Class L	(23,051)	(2,758)

Net Increase (Decrease)	(9,473)	421,451

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West SecureFoundation® Lifetime 2030 Fund

OPERATIONS:
Net investment income	$118,806	$51,011
Net realized gain on investments	278,172	40,011
Net change in unrealized appreciation on investments	750,068	130,575

Net Increase in Net Assets Resulting from Operations	1,147,046	221,597

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(32,660)	(19,511)
Class G1	(85,198)	(42,232)
Class L	(1,265)	(1,401)

From net investment income	(119,123)	(63,144)

From net realized gains
Class G	(49,416)	(1,321)
Class G1	(141,709)	(6,103)
Class L	(2,291)	(103)

From net realized gains	(193,416)	(7,527)

Total Distributions	(312,539)	(70,671)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	590,464	1,397,365
Class G1	2,591,854	2,189,624
Class L	–	103,429
Shares issued in reinvestment of distributions
Class G	82,076	20,832
Class G1	226,907	48,335
Class L	3,556	1,504
Shares redeemed
Class G	(194,121)	(89,047)
Class G1	(590,068)	(74,304)
Class L	(26,333)	(15,000)

Net Increase in Net Assets Resulting from Capital Share Transactions	2,684,335	3,582,738

Total Increase in Net Assets	3,518,842	3,733,664

NET ASSETS:
Beginning of year	4,651,908	918,244

End of year(a)	$8,170,750	$4,651,908

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	51,786	132,337
Class G1	224,436	212,338
Class L	–	9,785
Shares issued in reinvestment of distributions
Class G	6,874	1,997
Class G1	18,944	4,677
Class L	296	144
Shares redeemed
Class G	(16,479)	(9,323)
Class G1	(50,069)	(7,275)
Class L	(2,232)	(1,426)

Net Increase	233,556	343,254

(a) Including undistributed net investment income:	$19	$0

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West SecureFoundation® Lifetime 2035 Fund

OPERATIONS:
Net investment income	$461,920	$400,867
Net realized gain on investments	1,148,919	173,803
Net change in unrealized appreciation on investments	3,933,526	2,501,869

Net Increase in Net Assets Resulting from Operations	5,544,365	3,076,539

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(38,911)	(24,238)
Class G1	(420,826)	(375,859)
Class L	(451)	(797)

From net investment income	(460,188)	(400,894)

From net realized gains
Class G	(83,062)	(11,787)
Class G1	(962,588)	(200,653)
Class L	(1,503)	(420)

From net realized gains	(1,047,153)	(212,860)

Total Distributions	(1,507,341)	(613,754)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	2,643,877	368,115
Class G1	6,653,779	4,759,658
Class L	83,341	31,048
Shares issued in reinvestment of distributions
Class G	121,973	36,025
Class G1	1,383,414	576,512
Class L	1,954	1,217
Shares redeemed
Class G	(2,150,301)	(139,035)
Class G1	(7,818,816)	(3,293,045)
Class L	(126,734)	(2,802)

Net Increase in Net Assets Resulting from Capital Share Transactions	792,487	2,337,693

Total Increase in Net Assets	4,829,511	4,800,478

NET ASSETS:
Beginning of year	25,581,978	20,781,500

End of year(a)	$30,411,489	$25,581,978

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	220,126	35,076
Class G1	558,028	454,735
Class L	8,228	3,438
Shares issued in reinvestment of distributions
Class G	9,932	3,423
Class G1	111,916	54,527
Class L	182	129
Shares redeemed
Class G	(178,335)	(13,116)
Class G1	(661,194)	(318,475)
Class L	(11,560)	(315)

Net Increase	57,323	219,422

(a) Including undistributed net investment income:	$1,732	$0

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West SecureFoundation® Lifetime 2040 Fund

OPERATIONS:
Net investment income	$77,116	$33,098
Net realized gain on investments	193,116	40,894
Net change in unrealized appreciation on investments	545,719	109,861

Net Increase in Net Assets Resulting from Operations	815,951	183,853

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(5,253)	(1,802)
Class G1	(70,424)	(35,053)
Class L	(1,453)	(217)

From net investment income	(77,130)	(37,072)

From net realized gains
Class G	(10,759)	(300)
Class G1	(154,607)	(9,300)
Class L	(2,881)	(68)

From net realized gains	(168,247)	(9,668)

Total Distributions	(245,377)	(46,740)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	190,736	196,976
Class G1	2,573,583	1,285,161
Class L	84,836	–
Shares issued in reinvestment of distributions
Class G	16,011	2,102
Class G1	225,032	44,353
Class L	4,334	285
Shares redeemed
Class G	(8,855)	(107,032)
Class G1	(832,412)	(84,236)

Net Increase in Net Assets Resulting from Capital Share Transactions	2,253,265	1,337,609

Total Increase in Net Assets	2,823,839	1,474,722

NET ASSETS:
Beginning of year	2,355,999	881,277

End of year	$5,179,838	$2,355,999

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	16,359	18,830
Class G1	224,040	124,847
Class L	6,982	–
Shares issued in reinvestment of distributions
Class G	1,317	203
Class G1	18,572	4,322
Class L	352	27
Shares redeemed
Class G	(762)	(10,033)
Class G1	(71,022)	(8,151)

Net Increase	195,838	130,045

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West SecureFoundation® Lifetime 2045 Fund

OPERATIONS:
Net investment income	$222,618	$198,499
Net realized gain on investments	716,349	94,257
Net change in unrealized appreciation on investments	2,030,538	1,299,256

Net Increase in Net Assets Resulting from Operations	2,969,505	1,592,012

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(16,793)	(38,492)
Class G1	(205,524)	(159,787)
Class L	(320)	(248)

From net investment income	(222,637)	(198,527)

From net realized gains
Class G	(44,880)	(24,846)
Class G1	(587,720)	(107,434)
Class L	(836)	(161)

From net realized gains	(633,436)	(132,441)

Total Distributions	(856,073)	(330,968)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	584,694	516,070
Class G1	3,759,590	2,596,073
Shares issued in reinvestment of distributions
Class G	61,673	63,338
Class G1	793,244	267,220
Class L	1,156	410
Shares redeemed
Class G	(2,703,766)	(244,790)
Class G1	(3,367,505)	(1,405,929)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(870,914)	1,792,392

Total Increase in Net Assets	1,242,518	3,053,436

NET ASSETS:
Beginning of year	12,835,117	9,781,681

End of year	$14,077,635	$12,835,117

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	49,619	49,841
Class G1	313,796	248,485
Shares issued in reinvestment of distributions
Class G	5,067	6,001
Class G1	63,942	25,249
Class L	105	43
Shares redeemed
Class G	(219,781)	(23,178)
Class G1	(279,318)	(135,586)

Net Increase (Decrease)	(66,570)	170,855

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West SecureFoundation® Lifetime 2050 Fund

OPERATIONS:
Net investment income	$21,262	$4,990
Net realized gain on investments	32,734	3,948
Net change in unrealized appreciation on investments	140,797	20,558

Net Increase in Net Assets Resulting from Operations	194,793	29,496

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(2,380)	(742)
Class G1	(18,622)	(4,409)
Class L	(266)	(204)

From net investment income	(21,268)	(5,355)

From net realized gains
Class G	(2,364)	(268)
Class G1	(19,015)	(1,935)
Class L	(258)	(94)

From net realized gains	(21,637)	(2,297)

Total Distributions	(42,905)	(7,652)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	119,740	33,215
Class G1	892,391	243,554
Shares issued in reinvestment of distributions
Class G	4,744	1,010
Class G1	37,637	6,344
Class L	524	298
Shares redeemed
Class G	(32,047)	(197)
Class G1	(100,729)	(45,282)

Net Increase in Net Assets Resulting from Capital Share Transactions	922,260	238,942

Total Increase in Net Assets	1,074,148	260,786

NET ASSETS:
Beginning of year	358,860	98,074

End of year	$1,433,008	$358,860

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	10,400	3,206
Class G1	78,494	24,399
Shares issued in reinvestment of distributions
Class G	388	99
Class G1	3,084	624
Class L	42	30
Shares redeemed
Class G	(2,764)	(19)
Class G1	(8,746)	(4,446)

Net Increase	80,898	23,893

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West SecureFoundation® Lifetime 2055 Fund

OPERATIONS:
Net investment income	$33,996	$21,759
Net realized gain on investments	68,759	4,333
Net change in unrealized appreciation on investments	275,631	117,497

Net Increase in Net Assets Resulting from Operations	378,386	143,589

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Class G	(9,103)	(4,434)
Class G1	(24,587)	(17,087)
Class L	(306)	(242)

From net investment income	(33,996)	(21,763)

From net realized gains
Class G	(11,614)	(1,359)
Class G1	(33,608)	(5,595)
Class L	(387)	(79)

From net realized gains	(45,609)	(7,033)

Total Distributions	(79,605)	(28,796)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Class G	284,471	280,515
Class G1	602,906	713,007
Shares issued in reinvestment of distributions
Class G	20,717	5,793
Class G1	58,195	22,682
Class L	693	321
Shares redeemed
Class G	(86,233)	(68,029)
Class G1	(375,479)	(127,317)

Net Increase in Net Assets Resulting from Capital Share Transactions	505,270	826,972

Total Increase in Net Assets	804,051	941,765

NET ASSETS:
Beginning of year	1,396,578	454,813

End of year	$2,200,629	$1,396,578

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Class G	24,156	26,852
Class G1	50,719	71,126
Shares issued in reinvestment of distributions
Class G	1,654	550
Class G1	4,653	2,159
Class L	62	34
Shares redeemed
Class G	(7,054)	(6,533)
Class G1	(31,344)	(12,233)

Net Increase	42,846	81,955

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2015 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$10.67		$9.90		$10.61	$9.97	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.21	(b)	0.22	(b)	0.73	0.21	0.11
Net realized and unrealized gain (loss)	1.32		0.88		(0.63)	0.77	(0.07)

Total From Investment Operations	1.53		1.10		0.06	0.98	0.08

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.21)		(0.68)	(0.26)	(0.11)
From net realized gains	(0.41)		(0.12)		(0.09)	(0.08)	–

Total Distributions	(0.61)		(0.33)		(0.77)	(0.34)	(0.11)

NET ASSET VALUE, END OF YEAR	$ 11.59		$10.67		$9.90	$10.61	$9.97

TOTAL RETURN(c) (d)	14.50%		11.19%		0.60%	10.03%	0.83%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$7,399		$4,965		$2,805	$910	$13
Ratio of expenses to average net assets(f)	0.12%		0.12%		0.12%	0.12%	0.12%	(g)
Ratio of net investment income to average net assets(f)	1.82%		2.08%		2.13%	5.18%	8.63%	(g)
Portfolio turnover rate(h)	31%		32%		86%	96%	1%	(e)

(a)	Class G inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010		2009(a)
Great-West SecureFoundation® Lifetime 2015 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$10.75		$9.97		$10.66	$9.97		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.18	(b)	0.20	(b)	0.66	0.20		0.11
Net realized and unrealized gain (loss)	1.35		0.89		(0.60)	0.77		(0.03)

Total From Investment Operations	1.53		1.09		0.06	0.97		0.08

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.19)		(0.66)	(0.20)		(0.11)
From net realized gains	(0.41)		(0.12)		(0.09)	(0.08)		–

Total distributions	(0.59)		(0.31)		(0.75)	(0.28)		(0.11)

NET ASSET VALUE, END OF YEAR	$11.69		$10.75		$9.97	$10.66		$9.97

TOTAL RETURN(c) (d)	14.37%		11.03%		0.58%	9.87%	(e)	0.83%	(e) (f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$49,846		$48,054		$44,131	$27,241		$13
Ratio of expenses to average net assets(g)	0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(h)
After waiver	N/A		N/A		N/A	0.22%		0.12%	(h)
Ratio of net investment income to average net assets(g)	1.55%		1.85%		1.88%
Before waiver	N/A		N/A		N/A	3.88%		8.55%	(h)
After waiver	N/A		N/A		N/A	3.88%		8.63%	(h)
Portfolio turnover rate(i)	31%		32%		86%	96%		1%	(f)

(a)	Class G1 inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2015 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.80		$9.14		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	(b)	0.23	(b)	0.76
Net realized and unrealized gain (loss)	1.21		0.76		(0.85)

Total From Investment Operations	1.38		0.99		(0.09)

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.21)		(0.76)
From net realized gains	(0.41)		(0.12)		(0.01)

Total Distributions	(0.58)		(0.33)		(0.77)

NET ASSET VALUE, END OF YEAR	$10.60		$9.80		$9.14

TOTAL RETURN(c) (d) (e)	14.21%		10.93%	(f)	(0.94%)	(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$3,467		$2,361		$424
Ratio of expenses to average net assets(g)	0.37%
Before waiver	N/A		0.37%		0.37%	(h)
After waiver	N/A		0.37%		0.36%	(h)
Ratio of net investment income to average net assets(g)	1.60%
Before waiver	N/A		2.34%		2.21%	(h)
After waiver	N/A		2.34%		2.22%	(h)
Portfolio turnover rate(i)	31%		32%		86%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2020 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$10.58		$9.81		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(b)	0.26	(b)	0.13
Net realized and unrealized gain (loss)	1.24		0.85		(0.19)

Total From Investment Operations	1.52		1.11		(0.06)

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.32)		(0.13)
From net realized gains	(0.16)		(0.02)		–

Total Distributions	(0.38)		(0.34)		(0.13)

NET ASSET VALUE, END OF YEAR	$11.72		$10.58		$9.81

TOTAL RETURN(c) (d)	14.42%		11.34%		(0.61%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$5,418		$1,667		$30
Ratio of expenses to average net assets(f)	0.12%		0.12%		0.12%	(g)
Ratio of net investment income to average net assets(f)	2.41%		2.48%		2.46%	(g)
Portfolio turnover rate(h)	18%		84%		234%	(e)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2020 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$10.57		$9.80		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.21	(b)	0.25	(b)	0.15
Net realized and unrealized gain (loss)	1.30		0.83		(0.20)

Total From Investment Operations	1.51		1.08		(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.29)		(0.15)
From net realized gains	(0.16)		(0.02)		–

Total distributions	(0.36)		(0.31)		(0.15)

NET ASSET VALUE, END OF YEAR	$11.72		$10.57		$9.80

TOTAL RETURN(c) (d)	14.33%		11.05%		(0.47%)	(e) (f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$8,001		$3,278		$571
Ratio of expenses to average net assets(g)	0.22%		0.22%
Before waiver	N/A		N/A		0.22%	(h)
After waiver	N/A		N/A		0.22%	(h)
Ratio of net investment income to average net assets(g)	1.89%		2.41%
Before waiver	N/A		N/A		5.08%	(h)
After waiver	N/A		N/A		5.08%	(h)
Portfolio turnover rate(i)	18%		84%		234%	(f)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2020 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$10.60		$9.80		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	(b)	0.18	(b)	0.15
Net realized and unrealized gain (loss)	1.34		0.88		(0.20)

Total From Investment Operations	1.50		1.06		(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.24)		(0.15)
From net realized gains	(0.16)		(0.02)		–

Total Distributions	(0.34)		(0.26)		(0.15)

NET ASSET VALUE, END OF YEAR	$11.76		$10.60		$9.80

TOTAL RETURN(c) (d) (e)	14.16%		10.88%		(0.47%)	(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$305		$283		$268
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%		0.37%	(h)
After waiver	0.36%		0.36%		0.17%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	1.44%		1.75%		17.24%	(h)
After waiver	1.45%		1.76%		17.43%	(h)
Portfolio turnover rate(i)	18%		84%		234%	(f)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2025 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$10.71		$9.84		$10.66	$9.99	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.22	(b)	0.20	(b)	0.65	0.24	0.13
Net realized and unrealized gain (loss)	1.51		0.99		(0.75)	0.77	(0.01)

Total From Investment Operations	1.73		1.19		(0.10)	1.01	0.12

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.20)		(0.65)	(0.24)	(0.13)
From net realized gains	(0.41)		(0.12)		(0.07)	(0.10)	–

Total Distributions	(0.62)		(0.32)		(0.72)	(0.34)	(0.13)

NET ASSET VALUE, END OF YEAR	$11.82		$10.71		$9.84	$10.66	$9.99

TOTAL RETURN(c) (d)	16.28%		12.11%		(0.96%)	10.31%	1.15%	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$4,216		$2,723		$2,227	$1,468	$13
Ratio of expenses to average net assets(f)	0.12%		0.12%		0.12%	0.12%	0.12%	(g)
Ratio of net investment income to average net assets(f)	1.92%		1.92%		1.91%	3.20%	9.52%	(g)
Portfolio turnover rate(h)	33%		22%		78%	90%	1%	(e)

(a)	Class G inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013	2012	2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2025 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$10.76	$9.88	$10.71	$9.99	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.18 (b)	0.19 (b)	0.64	0.20	0.13
Net realized and unrealized gain (loss)	1.53	1.00	(0.76)	0.82	(0.01)

Total From Investment Operations	1.71	1.19	(0.12)	1.02	0.12

LESS DISTRIBUTIONS:
From net investment income	(0.18)	(0.19)	(0.64)	(0.20)	(0.13)
From net realized gains	(0.41)	(0.12)	(0.07)	(0.10)	–

Total distributions	(0.59)	(0.31)	(0.71)	(0.30)	(0.13)

NET ASSET VALUE, END OF YEAR	$11.88	$10.76	$9.88	$10.71	$9.99

TOTAL RETURN(c) (d)	16.09%	12.03%	(1.08%)	10.33% (e)	1.15%	(e) (f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$44,001	$41,376	$34,165	$16,829	$13
Ratio of expenses to average net assets(g)	0.22%	0.22%	0.22%
Before waiver	N/A	N/A	N/A	0.22%	0.22%	(h)
After waiver	N/A	N/A	N/A	0.22%	0.12%	(h)
Ratio of net investment income to average net assets(g)	1.58%	1.79%	1.91%
Before waiver	N/A	N/A	N/A	4.04%	9.43%	(h)
After waiver	N/A	N/A	N/A	4.04%	9.52%	(h)
Portfolio turnover rate(i)	33%	22%	78%	90%	1%	(f)

(a)	Class G1 inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2025 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.79		$9.01		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22	(b)	0.14	(b)	0.72
Net realized and unrealized gain (loss)	1.33		0.92		(0.99)

Total From Investment Operations	1.55		1.06		(0.27)

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.16)		(0.72)
From net realized gains	(0.41)		(0.12)		–

Total Distributions	(0.60)		(0.28)		(0.72)

NET ASSET VALUE, END OF YEAR	$10.74		$9.79		$9.01

TOTAL RETURN(c) (d) (e)	15.97%		11.83%		(2.67%)	(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$542		$198		$132
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%		0.37%	(h)
After waiver	0.36%		0.35%		0.32%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	2.03%		1.45%		2.47%	(h)
After waiver	2.04%		1.48%		2.52%	(h)
Portfolio turnover rate(i)	33%		22%		78%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2030 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$10.57		$9.51		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.21	(b)	0.19	(b)	0.12
Net realized and unrealized gain (loss)	1.85		1.08		(0.49)

Total From Investment Operations	2.06		1.27		(0.37)

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.19)		(0.12)
From net realized gains	(0.30)		(0.02)		–

Total Distributions	(0.50)		(0.21)		(0.12)

NET ASSET VALUE, END OF YEAR	$12.13		$10.57		$9.51

TOTAL RETURN(c) (d)	19.61%		13.50%		(3.76%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$2,065		$1,354		$29
Ratio of expenses to average net assets(f)	0.12%		0.12%		0.12%	(g)
Ratio of net investment income to average net assets(f)	1.83%		1.86%		2.83%	(g)
Portfolio turnover rate(h)	18%		12%		10%	(e)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2030 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$10.57		$9.49		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.22	(b)	0.24	(b)	0.13
Net realized and unrealized gain (loss)	1.83		1.02		(0.51)

Total From Investment Operations	2.05		1.26		(0.38)

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.16)		(0.13)
From net realized gains	(0.30)		(0.02)		–

Total distributions	(0.49)		(0.18)		(0.13)

NET ASSET VALUE, END OF YEAR	$12.13		$10.57		$9.49

TOTAL RETURN(c)(d)	19.48%		13.39%	(e)	(3.77%)	(e)(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$6,011		$3,195		$877
Ratio of expenses to average net assets(g)	0.22%
Before waiver	N/A		0.22%		0.22%	(h)
After waiver	N/A		0.22%		0.19%	(h)
Ratio of net investment income to average net assets(g)	1.86%
Before waiver	N/A		2.33%		7.80%	(h)
After waiver	N/A		2.33%		7.82%	(h)
Portfolio turnover rate(i)	18%		12%		10%	(f)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2030 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$10.61		$9.54		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	(b)	0.35	(b)	0.09
Net realized and unrealized gain (loss)	1.89		0.93		(0.46)

Total From Investment Operations	2.05		1.28		(0.37)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.19)		(0.09)
From net realized gains	(0.30)		(0.02)		–

Total Distributions	(0.46)		(0.21)		(0.09)

NET ASSET VALUE, END OF YEAR	$12.20		$10.61		$9.54

TOTAL RETURN(c) (d) (e)	19.39%		13.49%		(3.75%)	(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$95		$104		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%		0.37%	(h)
After waiver	0.34%		0.28%		0.12%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	1.33%		3.22%		1.56%	(h)
After waiver	1.36%		3.31%		1.81%	(h)
Portfolio turnover rate(i)	18%		12%		10%	(f)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2035 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$10.76		$9.64		$10.80	$10.01	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.22	(b)	0.20	(b)	0.78	0.22	0.14
Net realized and unrealized gain (loss)	2.17		1.20		(1.11)	0.91	0.01

Total From Investment Operations	2.39		1.40		(0.33)	1.13	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.19)		(0.77)	(0.23)	(0.14)
From net realized gains	(0.45)		(0.09)		(0.06)	(0.11)	–

Total Distributions	(0.67)		(0.28)		(0.83)	(0.34)	(0.14)

NET ASSET VALUE, END OF YEAR	$12.48		$10.76		$9.64	$10.80	$10.01

TOTAL RETURN(c) (d)	22.30%		14.61%		(3.10%)	11.36%	1.51%	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$2,333		$1,455		$1,059	$843	$13
Ratio of expenses to average net assets(f)	0.12%		0.12%		0.12%	0.12%	0.12%	(g)
Ratio of net investment income to average net assets(f)	1.86%		1.90%		1.73%	3.34%	10.78%	(g)
Portfolio turnover rate(h)	31%		14%		89%	75%	1%	(e)

(a)	Class G inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010		2009(a)
Great-West SecureFoundation® Lifetime 2035 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$10.80		$9.67		$10.83	$10.01		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.20	(b)	0.18	(b)	0.76	0.19		0.14
Net realized and unrealized gain (loss)	2.19		1.21		(1.10)	0.93		0.01

Total From Investment Operations	2.39		1.39		(0.34)	1.12		0.15

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.17)		(0.76)	(0.19)		(0.14)
From net realized gains	(0.45)		(0.09)		(0.06)	(0.11)		–

Total distributions	(0.65)		(0.26)		(0.82)	(0.30)		(0.14)

NET ASSET VALUE, END OF YEAR	$12.54		$10.80		$9.67	$10.83		$10.01

TOTAL RETURN(c) (d)	22.21%		14.51%		(3.14%)	11.32%	(e)	1.51%	(e) (f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$28,062		$24,082		$19,711	$8,615		$13
Ratio of expenses to average net assets(g)	0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(h)
After waiver	N/A		N/A		N/A	0.22%		0.12%	(h)
Ratio of net investment income to average net assets(g)	1.64%		1.71%		1.76%
Before waiver	N/A		N/A		N/A	3.99%		10.70%	(h)
After waiver	N/A		N/A		N/A	3.99%		10.78%	(h)
Portfolio turnover rate(i)	31%		14%		89%	75%		1%	(f)

(a)	Class G1 inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2035 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.69		$8.71		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(b)	0.22	(b)	0.80
Net realized and unrealized gain (loss)	2.04		1.03		(1.29)

Total From Investment Operations	2.11		1.25		(0.49)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.18)		(0.80)
From net realized gains	(0.45)		(0.09)		–

Total Distributions	(0.49)		(0.27)		(0.80)

NET ASSET VALUE, END OF YEAR	$11.31		$9.69		$8.71

TOTAL RETURN(c) (d) (e)	21.87%		14.44%		(4.84%)	(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$17		$45		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%		0.37%	(h)
After waiver	0.33%		0.26%		0.12%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	0.64%		2.20%		1.50%	(h)
After waiver	0.68%		2.31%		1.73%	(h)
Portfolio turnover rate(i)	31%		14%		89%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2040 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$10.51		$9.35		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.27	(b)	0.41	(b)	0.11
Net realized and unrealized gain (loss)	2.19		1.01		(0.65)

Total From Investment Operations	2.46		1.42		(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.21)		(0.11)
From net realized gains	(0.42)		(0.05)		–

Total Distributions	(0.63)		(0.26)		(0.11)

NET ASSET VALUE, END OF YEAR	$12.34		$10.51		$9.35

TOTAL RETURN(c) (d)	23.58%		15.28%		(5.40%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$335		$108		$12
Ratio of expenses to average net assets(f)	0.12%		0.12%		0.12%	(g)
Ratio of net investment income to average net assets(f)	2.26%		3.97%		1.69%	(g)
Portfolio turnover rate(h)	19%		15%		9%	(e)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2040 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$10.48		$9.31		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.23	(b)	0.22	(b)	0.15
Net realized and unrealized gain (loss)	2.22		1.18		(0.69)

Total From Investment Operations	2.45		1.40		(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.18)		(0.15)
From net realized gains	(0.42)		(0.05)		–

Total distributions	(0.62)		(0.23)		(0.15)

NET ASSET VALUE, END OF YEAR	$12.31		$10.48		$9.31

TOTAL RETURN(c) (d) (e)	23.49%		15.14%		(5.43%)	(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$4,738		$2,235		$858
Ratio of expenses to average net assets(g)
Before waiver	0.22%		0.22%		0.22%	(h)
After waiver	0.22%		0.22%		0.21%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	1.93%		2.18%		6.06%	(h)
After waiver	1.93%		2.18%		6.07%	(h)
Portfolio turnover rate(i)	19%		15%		9%	(f)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2040 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$10.55		$9.35		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.44	(b)	0.18	(b)	0.11
Net realized and unrealized gain (loss)	2.03		1.24		(0.65)

Total From Investment Operations	2.47		1.42		(0.54)

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.17)		(0.11)
From net realized gains	(0.42)		(0.05)		–

Total Distributions	(0.63)		(0.22)		(0.11)

NET ASSET VALUE, END OF YEAR	$12.39		$10.55		$9.35

TOTAL RETURN(c) (d) (e)	23.55%		15.31%		(5.40%)	(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$107		$14		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%		0.37%	(h)
After waiver	0.27%		0.12%		0.12%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	3.50%		1.49%		1.44%	(h)
After waiver	3.61%		1.74%		1.69%	(h)
Portfolio turnover rate(i)	19%		15%		9%	(f)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2045 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$10.79		$9.60		$10.85	$10.01	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.10	(b)	0.19	(b)	0.77	0.21	0.15
Net realized and unrealized gain (loss)	2.46		1.30		(1.20)	0.93	0.01

Total From Investment Operations	2.56		1.49		(0.43)	1.14	0.16

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.18)		(0.76)	(0.22)	(0.15)
From net realized gains	(0.59)		(0.12)		(0.06)	(0.08)	–

Total Distributions	(0.78)		(0.30)		(0.82)	(0.30)	(0.15)

NET ASSET VALUE, END OF YEAR	$12.57		$10.79		$9.60	$10.85	$10.01

TOTAL RETURN(c) (d)	23.82%		15.59%		(3.96%)	11.41%	1.60%	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$672		$2,357		$1,784	$1,629	$13
Ratio of expenses to average net assets(f)	0.12%		0.12%		0.12%	0.12%	0.12%	(g)
Ratio of net investment income to average net assets(f)	0.88%		1.82%		1.63%	3.37%	11.44%	(g)
Portfolio turnover rate(h)	26%		13%		76%	64%	1%	(e)

(a)	Class G inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010		2009(a)
Great-West SecureFoundation® Lifetime 2045 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$10.80		$9.61		$10.88	$10.01		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.20	(b)	0.18	(b)	0.76	0.19		0.15
Net realized and unrealized gain (loss)	2.35		1.30		(1.21)	0.95		0.01

Total From Investment Operations	2.55		1.48		(0.45)	1.14		0.16

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.17)		(0.76)	(0.19)		(0.15)
From net realized gains	(0.59)		(0.12)		(0.06)	(0.08)		–

Total distributions	(0.80)		(0.29)		(0.82)	(0.27)		(0.15)

NET ASSET VALUE, END OF YEAR	$12.55		$10.80		$9.61	$10.88		$10.01

TOTAL RETURN(c) (d)	23.68%		15.46%		(4.11%)	11.43%	(e)	1.60%	(e) (f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$13,389		$10,464		$7,986	$2,632		$13
Ratio of expenses to average net assets(g)	0.22%		0.22%		0.22%
Before waiver	N/A		N/A		N/A	0.22%		0.22%	(h)
After waiver	N/A		N/A		N/A	0.22%		0.12%	(h)
Ratio of net investment income to average net assets(g)	1.70%		1.74%		1.84%
Before waiver	N/A		N/A		N/A	4.10%		11.35%
After waiver	N/A		N/A		N/A	4.10%		11.44%	(h)
Portfolio turnover rate(i)	26%		13%		76%	64%		1%	(f)

(a)	Class G1 inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2045 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.65		$8.62		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	(b)	0.16	(b)	0.80
Net realized and unrealized gain (loss)	2.09		1.17		(1.37)

Total From Investment Operations	2.28		1.33		(0.57)

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.18)		(0.80)
From net realized gains	(0.59)		(0.12)		(0.01)

Total Distributions	(0.81)		(0.30)		(0.81)

NET ASSET VALUE, END OF YEAR	$11.12		$9.65		$8.62

TOTAL RETURN(c) (d) (e)	23.81%		15.49%		(5.73%)	(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$17		$14		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%		0.37%	(h)
After waiver	0.12%		0.12%		0.12%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	1.54%		1.50%		1.43%	(h)
After waiver	1.79%		1.75%		1.68%	(h)
Portfolio turnover rate(i)	26%		13%		76%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2050 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$10.41		$9.23		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.27	(b)	0.21	(b)	0.16
Net realized and unrealized gain (loss)	2.17		1.33		(0.77)

Total From Investment Operations	2.44		1.44		(0.61)

LESS DISTRIBUTIONS:
From net investment income	(0.21)		(0.19)		(0.16)
From net realized gains	(0.20)		(0.07)		–

Total Distributions	(0.41)		(0.26)		(0.16)

NET ASSET VALUE, END OF YEAR	$12.44		$10.41		$9.23

TOTAL RETURN(c) (d)	23.49%		15.67%		(6.07%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$157		$47		$12
Ratio of expenses to average net assets(f)	0.12%		0.12%		0.12%	(g)
Ratio of net investment income to average net assets(f)	2.30%		2.06%		1.67%	(g)
Portfolio turnover rate(h)	12%		22%		25%	(e)

(a)	Class G inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2050 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$10.38		$9.19		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.26	(b)	0.23	(b)	0.19
Net realized and unrealized gain (loss)	2.17		1.20		(0.81)

Total From Investment Operations	2.43		1.43		(0.62)

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.17)		(0.19)
From net realized gains	(0.20)		(0.07)		–

Total distributions	(0.40)		(0.24)		(0.19)

NET ASSET VALUE, END OF YEAR	$12.41		$10.38		$9.19

TOTAL RETURN(c) (d) (e)	23.46%		15.62%		(6.19%)	(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$1,260		$298		$75
Ratio of expenses to average net assets(g)
Before waiver	0.22%		0.22%		0.22%	(h)
After waiver	0.22%		0.21%		0.18%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	2.25%		2.31%		4.16%	(h)
After waiver	2.25%		2.32%		4.21%	(h)
Portfolio turnover rate(i)	12%		22%		25%	(f)

(a)	Class G1 inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2050 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$10.43		$9.23		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	(b)	0.18	(b)	0.16
Net realized and unrealized gain (loss)	2.24		1.25		(0.77)

Total From Investment Operations	2.45		1.43		(0.61)

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.16)		(0.16)
From net realized gains	(0.20)		(0.07)		–

Total Distributions	(0.40)		(0.23)		(0.16)

NET ASSET VALUE, END OF YEAR	$12.48		$10.43		$9.23

TOTAL RETURN(c) (d) (e)	23.59%		15.61%		(6.07%)	(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$17		$14		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%		0.37%	(h)
After waiver	0.12%		0.12%		0.12%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	1.54%		1.50%		1.42%	(h)
After waiver	1.79%		1.75%		1.67%	(h)
Portfolio turnover rate(i)	12%		22%		25%	(f)

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(d)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009(a)
Great-West SecureFoundation® Lifetime 2055 Fund - Class G

NET ASSET VALUE, BEGINNING OF YEAR	$10.77		$9.52		$10.83	$9.99	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.25	(b)	0.23	(b)	0.80	0.20	0.16
Net realized and unrealized gain (loss)	2.23		1.26		(1.27)	0.91	(0.01)

Total From Investment Operations	2.48		1.49		(0.47)	1.11	0.15

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.18)		(0.82)	(0.18)	(0.16)
From net realized gains	(0.27)		(0.06)		(0.02)	(0.09)	–

Total Distributions	(0.49)		(0.24)		(0.84)	(0.27)	(0.16)

NET ASSET VALUE, END OF YEAR	$12.76		$10.77		$9.52	$10.83	$9.99

TOTAL RETURN(c) (d)	23.17%		15.73%		(4.42%)	11.22%	1.48%	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$564		$274		$44	$23	$13
Ratio of expenses to average net assets(f)	0.12%		0.12%		0.12%	0.12%	0.12%	(g)
Ratio of net investment income to average net assets(f)	2.04%		2.25%		2.13%	2.53%	12.02%	(g)
Portfolio turnover rate(h)	20%		18%		121%	65%	1%	(e)

(a)	Class G inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011		2010		2009(a)
Great-West SecureFoundation® Lifetime 2055 Fund - Class G1

NET ASSET VALUE, BEGINNING OF YEAR	$10.76		$9.51		$10.82		$9.99		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.21	(b)	0.22	(b)	0.80		0.20		0.16
Net realized and unrealized gain (loss)	2.25		1.26		(1.29)		0.92		(0.01)

Total From Investment Operations	2.46		1.48		(0.49)		1.12		0.15

LESS DISTRIBUTIONS:
From net investment income	(0.20)		(0.17)		(0.80)		(0.20)		(0.16)
From net realized gains	(0.27)		(0.06)		(0.02)		(0.09)		–

Total distributions	(0.47)		(0.23)		(0.82)		(0.29)		(0.16)

NET ASSET VALUE, END OF YEAR	$12.75		$10.76		$9.51		$10.82		$9.99

TOTAL RETURN(c) (d)	23.02%		15.63%		(4.59%)	(e)	11.25%	(e)	1.48%	(e) (f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$1,620		$1,109		$399		$214		$13
Ratio of expenses to average net assets(g)	0.22%
Before waiver	N/A		0.22%		0.22%		0.22%		0.22%	(h)
After waiver	N/A		0.22%		0.22%		0.20%		0.12%	(h)
Ratio of net investment income to average net assets(g)	1.79%
Before waiver	N/A		2.17%		1.76%		4.68%		11.93%	(h)
After waiver	N/A		2.17%		1.76%		4.70%		12.02%	(h)
Portfolio turnover rate(i)	20%		18%		121%		65%		1%	(f)

(a)	Class G1 inception date was November 13, 2009.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	2013		2012		2011(a)
Great-West SecureFoundation® Lifetime 2055 Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$9.67		$8.56		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	(b)	0.16	(b)	0.81
Net realized and unrealized gain (loss)	2.04		1.19		(1.44)

Total From Investment Operations	2.23		1.35		(0.63)

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.18)		(0.81)
From net realized gains	(0.27)		(0.06)		–

Total Distributions	(0.49)		(0.24)		(0.81)

NET ASSET VALUE, END OF YEAR	$11.41		$9.67		$8.56

TOTAL RETURN(c) (d) (e)	23.21%		15.78%		(6.33%)	(f)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$17		$14		$12
Ratio of expenses to average net assets(g)
Before waiver	0.37%		0.37%		0.37%	(h)
After waiver	0.12%		0.12%		0.12%	(h)
Ratio of net investment income to average net assets(g)
Before waiver	1.55%		1.52%		1.42%	(h)
After waiver	1.80%		1.77%		1.67%	(h)
Portfolio turnover rate(i)	20%		18%		121%

(a)	Class L inception date was January 31, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Annualized.
(i)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, and the Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively, the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time until the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

Each of the Funds offer three share classes, referred to as Class G, Class G1, and Class L shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.

Annual Report - December 31, 2013

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2013, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2013:

	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund

Beginning Balance, January 1, 2013	$2,743,320	$259,791	$1,582,405
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	44,410	6,818	26,341
Purchases	1,139,669	494,760	945,675
Sales	(828,023)	(61,121)	(513,184)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, December 31, 2013	$3,099,376	$700,248	$2,041,237

	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund

Beginning Balance, January 1, 2013	$83,345	$178,538	$4,643
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	1,861	3,135	129
Purchases	105,317	144,667	9,478
Sales	(14,695)	(65,065)	(1,462)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, December 31, 2013	$175,828	$$261,275	$12,788

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2013, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Annual Report - December 31, 2013

Dividends

Dividends from net investment income of the Funds, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013 for the Great-West SecureFoundation® 2015, 2025, 2035, 2045, and 2055 Funds and 2011 through 2013 for the Great-West SecureFoundation® 2020, 2030, 2040, and 2050 Funds. The statute of limitations on each Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales and distribution adjustments. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by each Fund.

For the year ended December 31, 2013, each Fund reclassified permanent book and tax differences of:

	Paid-in Capital		Undistributed Net Investment Income	Accumulated Net Realized on Investments
Great-West SecureFoundation® Lifetime 2015 Fund	$	–	$–	$–
Great-West SecureFoundation® Lifetime 2020 Fund		–	29,452	(29,452)
Great-West SecureFoundation® Lifetime 2025 Fund		–	664	(664)
Great-West SecureFoundation® Lifetime 2030 Fund		–	336	(336)
Great-West SecureFoundation® Lifetime 2035 Fund		–	–	–
Great-West SecureFoundation® Lifetime 2040 Fund		–	14	(14)
Great-West SecureFoundation® Lifetime 2045 Fund		–	19	(19)
Great-West SecureFoundation® Lifetime 2050 Fund		–	6	(6)
Great-West SecureFoundation® Lifetime 2055 Fund		–	–	–

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

	2013		2012
Great-West SecureFoundation® Lifetime 2015 Fund
Distributions paid from:
Ordinary income	$927,561	$	947,807
Long-term capital gain	2,066,595		597,911

	$2,994,156	$	1,545,718

Annual Report - December 31, 2013

	2013		2012
Great-West SecureFoundation® Lifetime 2020 Fund
Distributions paid from:
Ordinary income	$211,901	$	130,595
Long-term capital gain	164,166		6,225

	$376,067	$	136,820

	2013		2012
Great-West SecureFoundation® Lifetime 2025 Fund
Distributions paid from:
Ordinary income	$752,411	$	745,617
Long-term capital gain	1,678,810		465,508

	$2,431,221	$	1,211,125

	2013		2012
Great-West SecureFoundation® Lifetime 2030 Fund
Distributions paid from:
Ordinary income	$119,123	$	63,144
Long-term capital gain	193,416		7,527

	$312,539	$	70,671

	2013		2012
Great-West SecureFoundation® Lifetime 2035 Fund
Distributions paid from:
Ordinary income	$460,188	$	400,866
Long-term capital gain	1,047,153		212,888

	$1,507,341	$	613,754

	2013		2012
Great-West SecureFoundation® Lifetime 2040 Fund
Distributions paid from:
Ordinary income	$77,120	$	37,072
Long-term capital gain	168,257		9,668

	$245,377	$	46,740

	2013		2012
Great-West SecureFoundation® Lifetime 2045 Fund
Distributions paid from:
Ordinary income	$222,618	$	198,500
Long-term capital gain	633,455		132,468

	$856,073	$	330,968

	2013		2012
Great-West SecureFoundation® Lifetime 2050 Fund
Distributions paid from:
Ordinary income	$21,265	$	5,355
Long-term capital gain	21,640		2,297

	$42,905	$	7,652

Annual Report - December 31, 2013

		2013		2012
Great-West SecureFoundation® Lifetime 2055 Fund
Distributions paid from:
Ordinary income	$	33,996	$	21,758
Long-term capital gain		45,609		7,038

	$	79,605	$	28,796

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Great-West SecureFoundation® Lifetime 2015 Fund
Undistributed ordinary income	$	2,269
Undistributed capital gains		687,076

Net accumulated earnings		689,345

Net unrealized appreciation on investments		5,820,507
Capital loss carryforward		–
Post-October losses		–

Tax composition of capital	$	6,509,852

Great-West SecureFoundation® Lifetime 2020 Fund
Undistributed ordinary income	$	111
Undistributed capital gains		110,655

Net accumulated earnings		110,766

Net unrealized appreciation on investments		782,687
Capital loss carryforward		–
Post-October losses		–

Tax composition of capital	$	893,453

Great-West SecureFoundation® Lifetime 2025 Fund
Undistributed ordinary income	$	–
Undistributed capital gains		747,476

Net accumulated earnings		747,476

Net unrealized appreciation on investments		5,202,026
Capital loss carryforward		–
Post-October losses		–

Tax composition of capital	$	5,949,502

Great-West SecureFoundation® Lifetime 2030 Fund
Undistributed ordinary income	$	18
Undistributed capital gains		114,905

Net accumulated earnings		114,923

Net unrealized appreciation on investments		868,097
Capital loss carryforward		–
Post-October losses		–

Tax composition of capital	$	983,020

Great-West SecureFoundation® Lifetime 2035 Fund
Undistributed ordinary income	$	1,732
Undistributed capital gains		344,129

Net accumulated earnings		345,861

Net unrealized appreciation on investments		4,606,984
Capital loss carryforward		–
Post-October losses		–

Tax composition of capital	$	4,952,845

Great-West SecureFoundation® Lifetime 2040 Fund
Undistributed ordinary income	$	–
Undistributed capital gains		59,781

Net accumulated earnings		59,781

Annual Report - December 31, 2013

Net unrealized appreciation on investments		652,212
Capital loss carryforward		–
Post-October losses		–

Tax composition of capital	$	711,993

Great-West SecureFoundation® Lifetime 2045 Fund
Undistributed ordinary income	$	–
Undistributed capital gains		212,370

Net accumulated earnings		212,370

Net unrealized appreciation on investments		2,398,634
Capital loss carryforward		–
Post-October losses		–

Tax composition of capital	$	2,611,004

Great-West SecureFoundation® Lifetime 2050 Fund
Undistributed ordinary income	$	–
Undistributed capital gains		14,951

Net accumulated earnings		14,951

Net unrealized appreciation on investments		156,187
Capital loss carryforward		–
Post-October losses		–

Tax composition of capital	$	171,138

Great-West SecureFoundation® Lifetime 2055 Fund
Undistributed ordinary income	$	–
Undistributed capital gains		32,361
Net accumulated earnings		32,361

Net unrealized appreciation on investments		338,871

Capital loss carryforward		–
Post-October losses		–

Tax composition of capital	$	371,232

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class G1 and Class L shares and for providing or arranging for the provision of services to Class G1 and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Class G1 shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class G1 and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2013

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2013, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West SecureFoundation® Lifetime 2015 Fund

Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013

Great-West Bond Index Fund Initial Class	1,767,008	$20,954,558	$9,065,672	$5,425,209	$80,970	$416,133	$23,412,856
Great-West International Index Fund Initial Class	729,995	7,660,682	2,161,305	2,768,770	119,418	180,368	8,307,338
Great-West Life & Annuity Contract	3,099,376	2,743,320	1,139,669	828,023	—	44,410	3,099,376
Great-West S&P 500® Index Fund Initial Class	891,134	13,552,867	2,853,157	4,410,219	1,000,144	252,622	14,596,780
Great-West S&P Mid Cap 400® Index Fund Initial Class	444,115	5,788,935	1,462,389	2,143,667	388,557	91,968	6,262,026
Great-West S&P Small Cap 600® Index Fund Initial Class	288,524	3,469,419	928,036	1,389,251	355,649	45,778	3,730,614

					$1,944,738	$1,031,279	$59,408,990

Great-West SecureFoundation® Lifetime 2020 Fund

Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013

Great-West Bond Index Fund Initial Class	399,357	$1,978,570	$3,884,565	$401,734	$(6,268)	$70,310	$5,291,482
Great-West International Index Fund Initial Class	165,420	723,439	1,233,239	229,452	45,212	39,853	1,882,480
Great-West Life & Annuity Contract	700,248	259,791	494,760	61,121	—	6,818	700,248
Great-West S&P 500® Index Fund Initial Class	200,853	1,275,628	1,923,412	371,440	67,649	49,497	3,289,965
Great-West S&P Mid Cap 400® Index Fund Initial Class	100,333	545,766	882,229	185,790	38,925	18,453	1,414,694
Great-West S&P Small Cap 600® Index Fund Initial Class	65,590	328,580	530,598	132,969	28,997	9,317	848,083

					$174,515	$194,248	$13,426,952

Annual Report - December 31, 2013

Great-West SecureFoundation® Lifetime 2025 Fund

Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013

Great-West Bond Index Fund Initial Class	1,305,091	$14,480,289	$7,885,344	$4,269,503	$53,784	$296,245	$17,292,454
Great-West International Index Fund Initial Class	632,176	6,918,063	1,860,042	2,670,839	133,276	163,539	7,194,168
Great-West Life & Annuity Contract	2,041,237	1,582,405	945,675	513,184	—	26,341	2,041,237
Great-West S&P 500® Index Fund Initial Class	757,745	11,795,972	2,175,437	3,742,844	917,910	219,606	12,411,860
Great-West S&P Mid Cap 400® Index Fund Initial Class	376,690	5,066,479	1,152,256	1,925,811	325,462	80,366	5,311,332
Great-West S&P Small Cap 600® Index Fund Initial Class	253,419	3,219,596	763,224	1,410,017	279,695	41,636	3,276,709

					$1,710,127	$827,733	$47,527,760

Great-West SecureFoundation® Lifetime 2030 Fund

Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013

Great-West Bond Index Fund Initial Class	156,967	$1,070,602	$1,243,259	$165,280	$(3,252)	$30,719	$2,079,810
Great-West International Index Fund Initial Class	131,598	884,800	643,502	187,405	48,373	32,248	1,497,580
Great-West Life & Annuity Contract	175,828	83,345	105,317	14,695	—	1,861	175,828
Great-West S&P 500® Index Fund Initial Class	146,382	1,407,299	844,007	244,976	84,037	38,345	2,397,743
Great-West S&P Mid Cap 400® Index Fund Initial Class	72,913	605,503	399,764	130,502	46,062	14,204	1,028,078
Great-West S&P Small Cap 600® Index Fund Initial Class	53,188	413,177	269,387	120,476	33,857	7,962	687,723

					$209,077	$125,339	$7,866,762

Great-West SecureFoundation® Lifetime 2035 Fund

Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013

Great-West Bond Index Fund Initial Class	373,307	$3,801,888	$2,577,643	$1,211,254	$13,972	$80,787	$4,946,318
Great-West International Index Fund Initial Class	574,217	5,602,338	1,854,558	1,871,888	64,986	143,046	6,534,590
Great-West Life & Annuity Contract	261,275	178,538	144,667	65,065	—	3,135	261,275
Great-West S&P 500® Index Fund Initial Class	601,882	8,374,196	1,824,234	2,099,495	507,599	166,637	9,858,828
Great-West S&P Mid Cap 400® Index Fund Initial Class	299,663	3,578,350	961,351	1,115,793	167,588	61,008	4,225,254
Great-West S&P Small Cap 600® Index Fund Initial Class	235,683	2,652,713	680,672	936,023	179,408	37,020	3,047,375

					$933,553	$491,633	$28,873,640

Annual Report - December 31, 2013

Great-West SecureFoundation® Lifetime 2040 Fund

Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013

Great-West Bond Index Fund Initial Class	42,092	$240,780	$405,280	$68,197	$(780)	$8,313	$557,721
Great-West International Index Fund Initial Class	107,982	558,870	677,576	131,265	28,459	26,419	1,228,834
Great-West Life & Annuity Contract	12,788	4,643	9,478	1,462	—	129	12,788
Great-West S&P 500® Index Fund Initial Class	105,537	787,732	828,393	146,622	53,866	27,448	1,728,702
Great-West S&P Mid Cap 400® Index Fund Initial Class	52,679	337,342	382,545	75,315	31,221	10,168	742,775
Great-West S&P Small Cap 600® Index Fund Initial Class	44,744	270,448	300,021	87,102	28,775	6,646	578,545

					$141,541	$79,123	$4,849,365

Great-West SecureFoundation® Lifetime 2045 Fund

Affiliate	Shares Held 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2013

Great-West Bond Index Fund Initial Class	95,288	$1,134,128	$650,207	$460,022	$(1,320)	$23,060	$1,262,566
Great-West International Index Fund Initial Class	303,836	3,162,803	896,402	1,131,534	56,869	76,035	3,457,657
Great-West S&P 500® Index Fund Initial Class	283,473	4,200,996	847,641	1,220,798	332,755	81,480	4,643,277
Great-West S&P Mid Cap 400® Index Fund Initial Class	141,095	1,799,315	435,287	628,013	112,800	29,695	1,989,439
Great-West S&P Small Cap 600® Index Fund Initial Class	127,954	1,523,009	349,229	572,891	134,356	20,640	1,654,445

					$635,460	$230,910	$13,007,384

Great-West SecureFoundation® Lifetime 2050 Fund

Affiliate	Shares Held 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2013

Great-West Bond Index Fund Initial Class	8,956	$29,105	$105,258	$11,706	$(224)	$1,641	$118,664
Great-West International Index Fund Initial Class	31,651	90,170	260,003	23,611	4,622	7,725	360,195
Great-West S&P 500® Index Fund Initial Class	27,925	114,287	306,752	24,683	7,899	6,915	457,413
Great-West S&P Mid Cap 400® Index Fund Initial Class	13,902	48,884	132,517	9,784	3,400	2,579	196,022
Great-West S&P Small Cap 600® Index Fund Initial Class	13,518	44,207	114,930	12,341	3,190	1,931	174,786

					$18,887	$20,791	$1,307,080

Annual Report - December 31, 2013

Great-West SecureFoundation® Lifetime 2055 Fund

Affiliate	Shares Held 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 12/31/2013

Great-West Bond Index Fund Initial Class	13,116	$111,391	$98,880	$29,998	$(640)	$2,856	$173,789
Great-West International Index Fund Initial Class	49,601	357,069	214,222	75,024	9,804	12,215	564,456
Great-West S&P 500® Index Fund Initial Class	41,309	425,459	203,681	72,766	17,210	10,959	676,646
Great-West S&P Mid Cap 400® Index Fund Initial Class	20,586	182,764	96,390	37,394	9,288	4,043	290,261
Great-West S&P Small Cap 600® Index Fund Initial Class	21,288	175,145	91,202	43,057	12,949	3,216	275,254

					$48,611	$33,289	$1,980,406

3. PURCHASES & SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments were as follows:

	Purchases	Sales
Great-West SecureFoundation® Lifetime 2015 Fund	$18,093,449	$19,237,383
Great-West SecureFoundation® Lifetime 2020 Fund	9,186,223	1,605,553
Great-West SecureFoundation® Lifetime 2025 Fund	15,332,012	16,737,572
Great-West SecureFoundation® Lifetime 2030 Fund	3,692,687	1,134,787
Great-West SecureFoundation® Lifetime 2035 Fund	8,770,602	8,746,737
Great-West SecureFoundation® Lifetime 2040 Fund	2,863,182	729,040
Great-West SecureFoundation® Lifetime 2045 Fund	3,724,668	5,091,549
Great-West SecureFoundation® Lifetime 2050 Fund	1,031,419	117,171
Great-West SecureFoundation® Lifetime 2055 Fund	837,660	356,981

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of December 31, 2013 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation

Great-West SecureFoundation® Lifetime 2015 Fund	$54,902,722	$6,833,031	$(1,012,524)	$5,820,507
Great-West SecureFoundation® Lifetime 2020 Fund	12,942,293	972,109	(189,422)	782,687
Great-West SecureFoundation® Lifetime 2025 Fund	43,566,564	5,904,104	(702,078)	5,202,026
Great-West SecureFoundation® Lifetime 2030 Fund	7,304,026	947,009	(78,912)	868,097
Great-West SecureFoundation® Lifetime 2035 Fund	25,809,984	4,829,696	(222,712)	4,606,984
Great-West SecureFoundation® Lifetime 2040 Fund	4,528,569	679,791	(27,579)	652,212
Great-West SecureFoundation® Lifetime 2045 Fund	11,681,580	2,463,599	(64,965)	2,398,634
Great-West SecureFoundation® Lifetime 2050 Fund	1,277,067	162,665	(6,478)	156,187
Great-West SecureFoundation® Lifetime 2055 Fund	1,862,118	349,685	(10,814)	338,871

Annual Report - December 31, 2013

5. TAX INFORMATION (unaudited)

The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:

	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West SecureFoundation® Lifetime 2015 Fund	$13,893	$	232,764
Great-West SecureFoundation® Lifetime 2020 Fund	3,148		52,748
Great-West SecureFoundation® Lifetime 2025 Fund	12,227		203,612
Great-West SecureFoundation® Lifetime 2030 Fund	2,634		43,311
Great-West SecureFoundation® Lifetime 2035 Fund	11,899		193,213
Great-West SecureFoundation® Lifetime 2040 Fund	2,316		37,155
Great-West SecureFoundation® Lifetime 2045 Fund	6,784		107,319
Great-West SecureFoundation® Lifetime 2050 Fund	734		11,466
Great-West SecureFoundation® Lifetime 2055 Fund	1,194		18,421

Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, the following are the percentages that qualify for the dividend received deduction available to each Fund’s corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West SecureFoundation® Lifetime 2015 Fund	36%
Great-West SecureFoundation® Lifetime 2020 Fund	32%
Great-West SecureFoundation® Lifetime 2025 Fund	39%
Great-West SecureFoundation® Lifetime 2030 Fund	43%
Great-West SecureFoundation® Lifetime 2035 Fund	48%
Great-West SecureFoundation® Lifetime 2040 Fund	48%
Great-West SecureFoundation® Lifetime 2045 Fund	49%
Great-West SecureFoundation® Lifetime 2050 Fund	44%
Great-West SecureFoundation® Lifetime 2055 Fund	44%

Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West SecureFoundation® Lifetime 2015 Fund, Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund, Great-West SecureFoundation® Lifetime 2030 Fund, Great-West SecureFoundation® Lifetime 2035 Fund, Great-West SecureFoundation® Lifetime 2040 Fund, Great-West SecureFoundation® Lifetime 2045 Fund, Great-West SecureFoundation® Lifetime 2050, and Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively the Funds), of Great-West Funds, Inc. as of December 31, 2013, and the related statements of operations, changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds is not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with transfer agent and mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2013, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2014

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman	Lead Independent	Since 1982	Attorney, Law Firm of Zisman, Ingraham &	62	N/A
8515 East Orchard Road, Greenwood Village, CO 80111 1939	Director		Mong, P.C.

Interested Directors**
Name, Address, and age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	62	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A

Ryan L. Logsdon	Assistant Vice	Since 2010	Assistant Vice President & Counsel, Great-West	N/A	N/A
8515 East Orchard Road, Greenwood Village, CO 80111 1974	President, Counsel & Secretary

Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds

Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012

Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC

				N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011

Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC

				N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Funds’ investment adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Funds, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Funds (the “Independent Directors”), at meetings held on October 16, 2013 and December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM. The same portfolio management team continues to manage the Funds’ portfolios and the management fees, investment objectives, principal investment strategies and investment policies of the Funds remained the same.

The Interim Advisory Agreement became effective on October 8, 2013 and remains in effect for 150 days or until shareholders of the Funds approve the New Advisory Agreement. In considering the approval of the New Advisory Agreement, the Board took into account certain information and materials relating to GWCM that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013.

(b)

Audit-Related Fees.     The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,000 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.     The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013.

(d)

All Other Fees.     There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West

Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $1,447,600 and for fiscal year 2013 equaled $898,212.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)        (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

            (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

            (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014